Other operating income/(expenses) (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Operating Incomeexpenses Details Text [Abstract]
Effect of the (additions)/reversal of provision for tax contingency	R$ 487,269	R$ (484,227)	R$ (570,835)
Impairment losses in the amount	185,188	31,256	207,880
Operating expense related of insurance operation	R$ 1,354,719	R$ 1,388,645	R$ 1,281,381